Schedule of Investments (unaudited)
June 30, 2020
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 1.4%
Tesla, Inc.(a)(b)	59,473	$ 64,219,540
Chemicals — 0.8%
LG Chem Ltd.	83,271	34,364,201
Communications Equipment — 0.6%
Accton Technology Corp.	3,651,000	28,352,216
Diversified Consumer Services — 2.3%
Arco Platform Ltd., Class A(a)(b)	542,657	23,594,726
Chegg, Inc.(a)(b)	623,052	41,906,478
TAL Education Group, ADR(a)	575,479	39,351,254
		104,852,458
Diversified Financial Services — 0.1%
TransferWise (Acquired 06/03/19, cost $3,861,759)(a)(c)(d)	43,665	4,657,746
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)(b)	211,847	26,904,569
Electronic Equipment, Instruments & Components — 0.6%
Yageo Corp.	2,118,000	27,592,937
Entertainment — 4.2%
Activision Blizzard, Inc.	544,948	41,361,553
NetEase, Inc., ADR	87,115	37,405,439
Netflix, Inc.(a)	52,901	24,072,071
Roku, Inc.(a)(b)	219,957	25,631,589
Tencent Music Entertainment Group, ADR(a)	2,602,802	35,033,715
Warner Music Group Corp., Class A(a)	895,992	26,431,764
		189,936,131
Equity Real Estate Investment Trusts (REITs) — 0.5%
Equinix, Inc.	34,775	24,422,482
Health Care Technology — 1.5%
Ping An Healthcare and Technology Co. Ltd.(a)(b)(e)	2,230,059	34,190,227
Teladoc Health, Inc.(a)	175,835	33,556,351
		67,746,578
Interactive Media & Services — 10.2%
Adevinta ASA(a)	1,743,696	17,648,704
Alphabet, Inc., Class A(a)	60,163	85,314,142
Facebook, Inc., Class A(a)	225,319	51,163,185
Kakao Corp.	255,078	57,240,166
Pinterest, Inc., Class A(a)	972,699	21,564,737
Snap, Inc., Class A(a)	1,796,115	42,190,741
Tencent Holdings Ltd.	1,658,300	106,260,403
Yandex NV, Class A(a)	573,022	28,662,561
ZoomInfo Technologies, Inc., Class A(a)	1,056,923	53,934,781
		463,979,420
Internet & Direct Marketing Retail — 10.0%
Alibaba Group Holding Ltd., ADR(a)	428,109	92,343,111
Amazon.com, Inc.(a)	46,081	127,129,184
Delivery Hero SE(a)(e)	415,868	42,737,425
Ensogo Ltd.(a)(c)	94,425	1
Farfetch Ltd., Class A(a)(b)	1,685,866	29,114,906
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(c)(d)	1,900	451,497
Meituan Dianping, Class B(a)	1,800,430	40,233,087
MercadoLibre, Inc.(a)(b)	54,439	53,664,333
Pinduoduo, Inc., ADR(a)	452,366	38,831,098
Zalando SE(a)(e)	398,251	28,252,006
		452,756,648
Security	Shares	Value
IT Services — 14.7%
Adyen NV(a)(e)	24,366	$ 35,464,400
GDS Holdings Ltd., ADR(a)(b)	490,157	39,045,907
Global Payments, Inc.	152,445	25,857,721
GMO Payment Gateway, Inc.	305,100	31,911,480
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	772,218	24,340,311
Mastercard, Inc., Class A	191,127	56,516,254
MongoDB, Inc.(a)	130,675	29,576,979
Okta, Inc.(a)	187,556	37,554,338
Pagseguro Digital Ltd., Class A(a)(b)	720,555	25,464,414
PayPal Holdings, Inc.(a)	459,910	80,130,119
Shopify, Inc., Class A(a)	56,091	53,241,577
Square, Inc., Class A(a)(b)	599,437	62,904,919
StoneCo Ltd., Class A(a)(b)	981,401	38,039,103
Twilio, Inc., Class A(a)(b)	315,550	69,237,981
Visa, Inc., Class A	298,656	57,691,380
		666,976,883
Multiline Retail — 1.1%
Magazine Luiza SA	3,650,655	48,200,112
Professional Services — 0.7%
Clarivate PLC(a)(b)	1,373,700	30,674,721
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.(a)	923,717	48,596,751
Analog Devices, Inc.	269,149	33,008,433
ASML Holding NV	127,731	46,725,458
Cree, Inc.(a)(b)	646,851	38,287,111
Inphi Corp.(a)(b)	451,873	53,095,077
Lam Research Corp.	166,152	53,743,526
Marvell Technology Group Ltd.	1,605,283	56,281,222
Micron Technology, Inc.(a)	677,151	34,886,820
Monolithic Power Systems, Inc.	173,982	41,233,734
NVIDIA Corp.	95,819	36,402,596
NXP Semiconductors NV	292,490	33,355,560
Renesas Electronics Corp.(a)	5,987,100	30,776,114
Skyworks Solutions, Inc.	269,448	34,451,621
SOITEC(a)	334,501	37,262,286
STMicroelectronics NV	1,543,116	42,062,510
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	628,559	35,683,294
		655,852,113
Software — 24.5%
Adobe, Inc.(a)	106,057	46,167,673
Agora, Inc., ADR(a)	530,914	23,450,471
Alteryx, Inc., Class A(a)(b)	191,221	31,413,786
Altium Ltd.	1,336,069	30,271,604
Anaplan, Inc.(a)	478,844	21,696,422
Atlassian Corp. PLC, Class A(a)	217,222	39,158,610
Autodesk, Inc.(a)	192,560	46,058,426
Avalara, Inc.(a)	254,962	33,932,893
Cadence Design Systems, Inc.(a)	415,449	39,866,486
Crowdstrike Holdings, Inc., Class A(a)	328,036	32,898,730
Elastic NV(a)	329,637	30,395,828
Fair Isaac Corp.(a)	73,992	30,931,616
Globant SA(a)	216,191	32,396,221
Intuit, Inc.	122,632	36,322,372
Kingdee International Software Group Co. Ltd.(b)	18,131,000	42,424,428
Microsoft Corp.	831,862	169,292,236
Paycom Software, Inc.(a)(b)	93,209	28,869,624
RingCentral, Inc., Class A(a)	165,641	47,209,341
salesforce.com, Inc.(a)	186,294	34,898,455
ServiceNow, Inc.(a)	124,362	50,374,072
Smartsheet, Inc., Class A(a)(b)	446,419	22,731,655

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Splunk, Inc.(a)	169,385	$ 33,656,800
SVMK, Inc.(a)	904,268	21,286,469
TeamViewer AG(a)(e)	663,907	36,250,539
Weimob, Inc.(a)(b)(e)	26,452,000	33,450,642
Xero Ltd.(a)(b)	430,940	27,069,473
Zendesk, Inc.(a)(b)	283,072	25,060,364
Zoom Video Communications, Inc., Class A(a)(b)	97,166	24,635,468
Zscaler, Inc.(a)	379,689	41,575,945
		1,113,746,649
Specialty Retail — 0.7%
Vroom, Inc.(a)(b)	592,724	30,904,629
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	475,805	173,573,664
Total Common Stocks — 92.8% (Cost: $2,536,251,952)		4,209,713,697
Preferred Securities
Preferred Stocks — 1.0%
Diversified Financial Services — 0.1%
TransferWise
Series A (Acquired 06/03/19, cost $1,569,103)(a)(c)(d)	17,742	1,892,539
Series B (Acquired 06/03/19, cost $450,608)(a)(c)(d)	5,095	543,484
Series C (Acquired 06/03/19, cost $251,969)(a)(c)(d)	2,849	303,903
Series D (Acquired 06/03/19, cost $69,694)(a)(c)(d)	788	84,056
Series E (Acquired 06/03/19, cost $7,429)(a)(c)(d)	84	8,960
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(a)(c)(d)	15,005	1,600,583
		4,433,525
Internet & Direct Marketing Retail — 0.1%
Postmates, Inc., Series F (Acquired 01/08/19, cost $6,260,003)(a)(c)(d)	784,550	5,327,095
		5,327,095
Road & Rail — 0.1%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(c)(d)	125	1,413,977
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,080,592)(a)(c)(d)	39,400	2,048,406
		3,462,383
Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(c)(d)	581,814	2,670,526
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	10,283,104
		12,953,630
Security	Shares	Value
Software — 0.4%
C3 AI, Inc., Series H (Acquired 08/14/19, cost $5,995,815)(a)(c)(d)	1,190,000	$ 6,318,900
Databricks, Inc., Series F (Acquired 22/10/19, cost $3,700,005)(a)(c)(d)	86,150	5,707,437
GitLab Inc., Series E (Acquired 09/10/19, cost $5,163,325)(a)(c)(d)	277,160	5,845,304
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $1,500,011)(a)(c)(d)	244,700	1,681,089
		19,552,730
Total Preferred Securities — 1.0% (Cost: $42,370,883)		45,729,363
Total Long-Term Investments — 93.8% (Cost: $2,578,622,835)		4,255,443,060
Short-Term Securities(f)(g)
Money Market Funds — 12.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	279,843,708	279,843,708
SL Liquidity Series, LLC, Money Market Series, 0.50%(h)	297,720,489	297,958,666
Total Short-Term Securities — 12.7% (Cost: $577,653,082)		577,802,374
Total Investments — 106.5% (Cost: $3,156,275,917)		4,833,245,434
Liabilities in Excess of Other Assets — (6.5)%		(297,017,293)
Net Assets — 100.0%		$ 4,536,228,141
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $50,838,606, representing 1.1% of its net assets as of period end, and an original cost of $47,647,041.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Technology Opportunities Fund
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,180,622	262,663,086(b)	—	279,843,708	$ 279,843,708	$ 559,886	$ 106	$ —
SL Liquidity Series, LLC, Money Market Series	145,550,227	152,170,262(b)	—	297,720,489	297,958,666	1,974,866(c)	(35,300)	131,707
					$ 577,802,374	$ 2,534,752	$ (35,194)	$ 131,707
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ADR	American Depositary Receipt
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 64,219,540	$ —	$ —	$ 64,219,540
Chemicals	—	34,364,201	—	34,364,201
Communications Equipment	—	28,352,216	—	28,352,216
Diversified Consumer Services	104,852,458	—	—	104,852,458
Diversified Financial Services	—	—	4,657,746	4,657,746
Diversified Telecommunication Services	26,904,569	—	—	26,904,569

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Technology Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ —	$ 27,592,937	$ —	$ 27,592,937
Entertainment	189,936,131	—	—	189,936,131
Equity Real Estate Investment Trusts (REITs)	24,422,482	—	—	24,422,482
Health Care Technology	33,556,351	34,190,227	—	67,746,578
Interactive Media & Services	282,830,147	181,149,273	—	463,979,420
Internet & Direct Marketing Retail	341,082,632	111,222,518	451,498	452,756,648
IT Services	635,065,403	31,911,480	—	666,976,883
Multiline Retail	48,200,112	—	—	48,200,112
Professional Services	30,674,721	—	—	30,674,721
Semiconductors & Semiconductor Equipment	499,025,745	156,826,368	—	655,852,113
Software	980,530,502	133,216,147	—	1,113,746,649
Specialty Retail	30,904,629	—	—	30,904,629
Technology Hardware, Storage & Peripherals	173,573,664	—	—	173,573,664
Preferred Securities	—	—	45,729,363	45,729,363
Short-Term Securities
Money Market Funds	279,843,708	—	—	279,843,708
	$ 3,745,622,794	$ 738,825,367	$ 50,838,607	4,535,286,768
Investments Valued at NAV(a)				297,958,666
				$ 4,833,245,434
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of October 1, 2019	$4,466,728	$30,773,810	$35,240,538
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	642,516	1,449,322	2,091,838
Purchases	—	13,506,231	13,506,231
Sales	—	—	—
Closing balance, as of June 30, 2020	$5,109,244	$45,729,363	$50,838,607
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020(a)	$642,516	$1,449,322	$2,091,838
(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 5,109,244	Market	Revenue Multiple	6.50x - 10.50x	10.15x
		Market	Revenue Multiple	2.75x - 20.75x	11.22x
			Volatility	59% - 61%	61%
Preferred Securities(b)(c)	45,729,363		Time to Exit	3.0 - 5.0	3.4
	$ 50,838,607
(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period ended June 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $2,670,526 changed to Option Pricing Model. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)	For the period ended June 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $20,953,682 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
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